Revenue Recognition - Summary of Change in Contract with Customer, Asset and Liability (Details) - Rigetti Computing, Inc [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Capitalized Contract Cost [Line Items]
Balance at beginning of period	$ (985)
Deferral of revenue	(92)
Recognition of deferred revenue	558
Balance at end of period	$ (519)